Stockholders' Equity (Details 1) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	[1]	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
Opening balance					$ (3,618)		$ (1,408)		$ (1,408)
Partial exercise of Series B Preferred Stock written call option					677
Revaluation of option to purchase redeemable convertible B preferred stock		[1]			1,968	[1]		[1]	3
Closing balance	(3,051)				(3,051)				(3,618)
Redeemable Convertible Preferred Stock Series B [Member]
Opening balance					4,390
Partial exercise of Series B Preferred Stock written call option					(677)
Revaluation of option to purchase redeemable convertible B preferred stock					2,295
Closing balance	$ 1,418				$ 1,418				$ 4,390

[1]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until the occurrance of redemption or a conversion as prior.